Fair Value	9 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Fair Value
(10) Fair Value

   (a) Definition of Fair Value Hierarchy

Honda uses a three-level hierarchy when measuring fair value. The following is a description of the three hierarchy levels:

Level 1	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Company has the ability to access as of the measurement date

Level 2	Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities, either directly or indirectly

Level 3	Unobservable inputs for the assets or liabilities

The level in the fair value hierarchy within which a fair value measurement in its entirety falls is based on the lowest input that is significant to the fair value measurement in its entirety. Honda recognizes the transfers between the levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

   (b) Method of Fair Value Measurement

The fair values of assets and liabilities are determined based on relevant market information and through the use of an appropriate valuation method.

The measurement methods and assumptions used in the measurement of assets and liabilities are as follows:

   (Cash and cash equivalents, trade receivables and trade payables)

The fair values approximate their carrying amounts due to their short-term maturities.

   (Receivables from financial services)

The fair value of receivables from financial services is measured primarily by discounting future cash flows using the current interest rates applicable for these receivables of similar remaining maturities. Fair value measurement for receivables from financial services is classified as Level 3.

   (Debt securities)

Debt securities consist mainly of mutual funds, corporate bonds, local bonds and auction rate securities.

The fair value of mutual funds with an active market is measured by using quoted market prices. Fair value measurement for mutual funds with an active market is classified as Level 1.

The fair values of corporate bonds and local bonds are measured based on proprietary pricing models provided by specialists and/or market makers and the models obtain a wide array of market observable inputs such as credit ratings and discount rates. Fair value measurements for corporate bonds and local bonds are classified as Level 2.

The subsidiary’s auction rate securities are A to AAA rated and are insured by qualified guarantee agencies, and reinsured by the Secretary of Education and the United States government, and guaranteed at approximately 95% by the United States government. To measure fair value of auction rate securities, Honda uses a third-party-developed valuation model which obtains a wide array of market observable inputs, as well as unobservable inputs including probability of passing or failing auction at each auction. Fair value measurement for auction rate securities is classified as Level 3.

   (Equity securities)

The fair value of equity securities with an active market is measured by using quoted market prices. Fair value measurement for equity securities with an active market is classified as Level 1.

The fair value of equity securities with no active market is measured mainly by using the comparable company valuation method and other appropriate valuation methods. Fair value measurement for equity securities with no active market is classified as Level 3. In addition, in the case that cost represents the best estimate of fair value, fair value for the equity securities with no active market is measured at cost.

Price book-value ratio (PBR) of a comparable company are used as a significant unobservable input in the fair value measurement of equity securities classified as Level 3. The fair value increases (decreases) as PBR of a comparable company rise (decline). Such fair value measurements are conducted in accordance with the group accounting policy approved by the appropriate person of authority and based upon valuation methods determined by personnel in accounting divisions of Honda.

   (Derivatives)

Derivatives consist mainly of foreign currency forward exchange contracts, foreign currency option contracts, currency swap agreements and interest rate swap agreements.

The fair values of foreign currency forward exchange contracts and foreign currency option contracts are measured by using market observable inputs such as spot exchange rates, discount rates and implied volatility. The fair values of currency swap agreements and interest rate swap agreements are measured by discounting future cash flows using market observable inputs such as LIBOR rates, swap rates, and foreign exchange rates. Fair value measurements for these derivatives are classified as Level 2.

The credit risk of the counterparties is considered in the valuation of derivatives.

   (Financing liabilities)

The fair value of financing liabilities is measured by discounting future cash flows using interest rates currently available for liabilities of similar terms and remaining maturities. Fair value measurement of financing liabilities is mainly classified as Level 2.

   (c) Assets and Liabilities Measured at Fair Value on a recurring basis

Assets and liabilities measured at fair value on a recurring basis as of March 31, 2021 and December 31, 2021 consist of the following:

	Yen (millions)
As of March 31, 2021	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥43,782	¥—	¥43,782
Interest rate instruments	—	60,367	—	60,367
Other	—	—	4,829	4,829

Total	—	104,149	4,829	108,978

Debt securities	26,570	36,439	5,314	68,323
Financial assets measured at fair value through other comprehensive income:
Debt securities	—	10,134	—	10,134
Equity securities	234,155	—	110,050	344,205

Total	¥260,725	¥150,722	¥120,193	¥531,640

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥17,343	¥—	¥17,343
Interest rate instruments	—	64,913	—	64,913

Total	—	82,256	—	82,256

Total	¥—	¥82,256	¥—	¥82,256

There were no transfers between Level 1 and Level 2 for the year ended March 31, 2021.

	Yen (millions)
As of December 31, 2021	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥27,718	¥—	¥27,718
Interest rate instruments	—	59,913	—	59,913
Other	—	—	4,607	4,607

Total	—	87,631	4,607	92,238

Debt securities	41,997	54,842	4,372	101,211
Financial assets measured at fair value through other comprehensive income:
Debt securities	—	17,627	—	17,627
Equity securities	352,746	—	119,017	471,763

Total	¥394,743	¥160,100	¥127,996	¥682,839

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss:
Derivatives
Foreign exchange instruments	¥—	¥28,128	¥—	¥28,128
Interest rate instruments	—	35,695	—	35,695

Total	—	63,823	—	63,823

Total	¥—	¥63,823	¥—	¥63,823

There were no transfers between Level 1 and Level 2 for the nine months ended December 31, 2021.

There were no significant effects of the measurements on profit or loss or other comprehensive income in Level 3 assets and liabilities measured at fair value on a recurring basis for the nine months ended December 31, 2021.

   (d) Financial Assets and Financial Liabilities measured at amortized cost

The carrying amounts and fair values of financial assets and financial liabilities measured at amortized cost as of March 31, 2021 and December 31, 2021 are as follows:

	Yen (millions)
	As of March 31, 2021		As of December 31, 2021
	Carrying amount	Fair value	Carrying amount	Fair value
Receivables from financial services	¥5,414,550	¥5,488,065	¥5,287,441	¥5,338,370
Debt securities	173,302	173,302	214,237	214,237
Financing liabilities	7,720,985	7,809,379	7,589,741	7,631,960

The table does not include financial assets and financial liabilities measured at amortized cost whose fair values approximate their carrying amounts.